Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash		$ 16,876	$ 17,671	$ 123,060
Prepayments		303,102	4,590,534
Amount due from related parties		4,611,848
Total current assets		4,931,826	4,608,205
OTHER ASSETS
Investment in subsidiaries		16,342,464	5,418,425
Total assets		21,274,290	10,026,630
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 12,354,040 and 9,000,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively	[1]	12,354	9,000
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		13,824,820	4,115,388
Statutory reserves		877,886	760,475
Retained earnings		6,905,718	6,240,833
Accumulated other comprehensive (loss) income		500,598	(252,230)
Total shareholders' equity		21,274,290	10,026,630
Total liabilities and shareholders’ equity		$ 21,274,290	$ 10,026,630

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020.